Sales Revenue	12 Months Ended
Mar. 31, 2026
TextBlock1 [Abstract]
Sales Revenue
(20) Sales Revenue
(a) Disaggregation of revenue
As stated in Note 4, Honda discloses segment information in four categories.
The sales revenue disaggregated by geographical markets based on the location of the customer and the reconciliation of the disaggregated sales revenue with each segment for the years ended March 31, 2024, 2025 and 2026 are as follows:
For the year ended March 31, 2024

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥113,746	¥1,586,358	¥172,072	¥87,072	¥1,959,248
North America	335,545	8,503,602	1,487,948	138,760	10,465,855
Europe	351,850	506,731	—	84,459	943,040
Asia	1,792,327	2,446,250	5	55,898	4,294,480
Other Regions	625,585	498,506	—	26,001	1,150,092

Total	¥3,219,053	¥13,541,447	¥1,660,025	¥392,190	¥18,812,715

Revenue arising from the other sources*	1,115	26,118	1,588,783	71	1,616,087

Total	¥3,220,168	¥13,567,565	¥3,248,808	¥392,261	¥20,428,802

For the year ended March 31, 2025

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥106,632	¥1,794,911	¥193,188	¥88,943	¥2,183,674
North America	347,503	9,379,001	1,456,899	127,991	11,311,394
Europe	379,432	459,755	—	77,859	917,046
Asia	2,071,481	1,953,109	15	62,018	4,086,623
Other Regions	714,537	563,025	—	28,251	1,305,813

Total	¥3,619,585	¥14,149,801	¥1,650,102	¥385,062	¥19,804,550

Revenue arising from the other sources*	7,018	19,439	1,857,664	96	1,884,217

Total	¥3,626,603	¥14,169,240	¥3,507,766	¥385,158	¥21,688,767

For the year ended March 31, 2026

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥113,293	¥1,803,549	¥206,813	¥98,565	¥2,222,220
North America	351,787	9,208,711	1,256,995	118,029	10,935,522
Europe	395,855	503,213	—	80,991	980,059
Asia	2,252,025	1,764,489	44	58,453	4,075,011
Other Regions	901,346	562,603	—	28,866	1,492,815

Total	¥4,014,306	¥13,842,565	¥1,463,852	¥384,904	¥19,705,627

Revenue arising from the other sources*	4,531	20,797	2,065,632	23	2,090,983

Total	¥4,018,837	¥13,863,362	¥3,529,484	¥384,927	¥21,796,610

Explanatory note:

*	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.
(b) Contract balances
The receivables from contracts with customers and contract liabilities for the years ended March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Receivables from contracts with customers:
Trade receivables	¥888,774	¥918,792
Contract liabilities:
Other current liabilities	411,941	412,227
Other noncurrent liabilities	329,298	364,505
The amounts of revenue recognized for the years ended March 31, 2024, 2025 and 2026 that were included in the contract liability balances at the beginning of the year are ¥273,224 million, ¥343,681 million and ¥
365,951
million
, respectively. The amounts of revenue recognized for the years ended March 31, 2024, 2025 and 2026 from performance obligations satisfied (or partially satisfied) in previous years were immaterial. In addition, the balances of contract assets were immaterial.

(c) Transaction price allocated to the remaining performance obligation
The revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Within 1 year	¥245,826	¥255,808
Between 1 and 5 years	363,831	402,934
Later than 5 years	26,275	31,045

Total	¥635,932	¥689,787

The table does not include the remaining performance obligations that have original expected durations of one year or less and estimated amounts of variable consideration that are constrained from being recognized as revenue.
(d) Assets recognized from the costs to obtain or fulfill a contract with a customer
The assets recognized from the costs to obtain a contract with a customer as of March 31, 2025 and 2026 are as follows:

	Yen (millions)
	2025	2026
Assets recognized from the costs to obtain a contract with a customer	¥192,532	¥223,973
Honda recognizes the incremental costs of obtaining a contract with a customer and the costs incurred in fulfilling a contract with a customer that are directly associated with the contract as an asset, if those costs are expected to be recoverable. The incremental costs of obtaining a contract are those costs that an entity incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained. The assets recognized from the costs to obtain a contract are presented in the consolidated statement of financial position mainly as other non-current
assets and are amortized over the period for which the services based on a contract are provided. The amounts of assets recognized from the costs to fulfill a contract are not material.
The amounts of amortization of the assets for the years ended March 31, 2024, 2025 and 2026 are ¥60,391 million, ¥66,438 million and ¥
74,799
million
, respectively.